Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payments
Schedule of granted warrants

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price/Share	Contractual
	warrants	(DKK)	Life (years)
Warrants granted as at January 1, 2018*	1,481,796	DKK 1	19
Warrants granted**	192,528	1	18
Warrants granted as at December 31, 2018	1,674,324	1	18
Warrants granted**	257,832	1	17
Warrants granted as at December 31, 2019	1,932,156	1	17
Warrants granted	363,168	1	11
Warrants forfeited	(45,216)	1	16
Warrants cancelled	(22,032)	1	16
Warrants granted as at December 31, 2020	2,228,076	DKK 1	15
Warrants exercisable as at December 31, 2019	—	—	—
Warrants exercisable as at December 31, 2020	—	—	—

*In the articles of association 1,532,952 warrants have been granted, which is in excess of the 1,481,796 warrants due to resignations and forfeitures.

**The warrants are not incorporated in the articles of association. Rectification conducted in October 2020.

Schedule of share based compensation included in statements of comprehensive loss

	Years Ended
	December 31,
	2020	2019	2018
	(USD in thousands)
Research and development expenses	$1,496	$1,021	$896
General and administrative expenses	1,912	1,341	1,173
Total	$3,408	$2,362	$2,069

Schedule of outstanding warrants by grant date

The following schedule specifies the outstanding warrants as at December 31, 2020:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	16
Grant (April 2017)	24.05	13,896	1	16
Grant (September 2017)	28.71	617,184	1	16
Grant (December 2017)	28.71	127,044	1	16
Grant (during 2018)	37.05	181,836	1	16
Grant (February 2019)	42.57	7,956	1	16
Grant (September 2019)	56.35	54,000	1	16
Grant (October 2019)	56.97	150,660	1	16
Grant (December 2020)	56.75	363,168	1	11
Granted at December 31, 2020		2,228,076	1	15
Warrants exercisable at December 31, 2020		—

The following schedule specifies the outstanding warrants as at December 31, 2019:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	17
Grant (April 2017)	24.05	13,896	1	17
Grant (September 2017)	28.71	617,184	1	17
Grant (December 2017)	28.71	138,384	1	17
Grant (during 2018)(1)**	37.05	192,528	1	17
Grant (January 2019)(1)**	37.05	45,216	1	17
Grant (February 2019)**	42.57	7,956	1	17
Grant (September 2019)**	56.35	54,000	1	17
Grant (October 2019)**	56.97	150,660	1	17
Granted at December 31, 2019		1,932,156	1	17
Warrants exercisable at December 31, 2019		—
(1)	Awards valued on December 31, 2018 and January 1, 2019, respectively.

**The warrants are not incorporated in the articles of association. Rectification was conducted in December 2020.

The following schedule specifies the outstanding warrants as at December 31, 2018:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	18
Grant (April 2017)	24.05	13,896	1	18
Grant (September 2017)	28.71	617,184	1	18
Grant (December 2017)	28.71	138,384	1	18
Grant (during 2018)**	37.05	192,528	1	18
Granted at December 31, 2018		1,674,324	1	18
Warrants exercisable at December 31, 2018		—

**The warrants are not incorporated in the articles of association. Rectification will be conducted in December 2020.

Schedule of share based awards to Board of Directors and Executive Management

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2018, 2019 and 2020 is shown below:

						Warrants held when
						becoming or leaving
	January 1,		December 31,		December 31,	as a member			December 31,
Number of warrants held	2018	Granted	2018	Granted	2019	of management	Granted	Forfeited	2020
Thomas William Wylonis[1]	293,364	49,248	342,612	—	342,612	(369,252)	26,640	—	—
Steven Projan	—	23,436	23,436	—	23,436	—	18,612	—	42,048
Roberto Prego	7,416	12,384	19,800	—	19,800	—	14,364	—	34,164
Joann Suzich	—	—	—	—	—	—	10,260	—	10,260
Marianne Søgaard[2]	—	—	—	—	—	65,952	28,368	—	94,320
Helen Boudreau[3]	—	—	—	—	—	—	5,436	—	5,436
Kim Bjørnstrup (former)[4]	—	—	—	—	—	(5,868)	5,868	—	—
Board of Directors in total	300,780	85,068	385,848	—	385,848	(309,168)	109,548	—	186,228
Lars Aage Staal Wegner	840,528	3,888	844,416	—	844,416	—	7,668	—	852,084
Thomas Bogenrieder (former)[5]	4,356	—	4,356	45,216	49,572	(4,356)	—	(45,216)	—
Glenn S. Vraniak	—	—	—	150,660	150,660	—	—	—	150,660
Executive Management in total	844,884	3,888	848,772	195,876	1,044,648	(4,356)	7,668	(45,216)	1,002,744
(1)	Board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Director position.
(2)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position
(3)	Board member from June 30, 2020
(4)	Board member from June 30, 2020 to November 4, 2020
(5)	Board member until March 31, 2020